COMMITMENTS AND CONTINGENCIES - Future Minimum Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Future minimum payments
2021	$ 25,490
2022	28,837
2023	27,633
2024	28,207
2025	27,474
Thereafter	116,155
Total minimum lease payments	253,796
Rent expense incurred under operating leases	$ 19,600	$ 18,300